Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature
Personnel expenses	€ 7,835	€ 7,845	€ 7,814
Cost of material	7,544	7,776	7,260
Depreciation and amortization	1,455	1,591	1,594
Rental expenses	338	339	344
Impairment charges	55	210	17
Other	5,685	5,733	7,829
Total operating expenses	22,912	23,494	24,858
Government grant income and R&D tax credits	€ 124	€ 140	€ 126